Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Disclosure of movement in pension plan
The movement in the pension liabilities is shown below:

	2017	2016
	$M	$M
Balance at January 1	66.5	58.9
(Credited) / charged to the consolidated income statement:
Past service credit	—	—
Curtailment credit	—	(0.6)
Current service cost	0.1	0.4
Net interest on net liability	1.8	2.0
Administrative costs	0.7	0.9
Total charge for defined contribution plans	4.0	3.7
Cash contributions	(12.9)	(10.9)
(Credited) / charged to the consolidated statement of comprehensive income	(9.5)	21.7
Exchange difference	4.6	(9.6)
Balance at December 31	55.3	66.5
Analysis of movement in the present value of the fair value of plan assets:

	2017	2017	2017	2016	2016	2016
	U.K.	Non-U.K.	Total	U.K.	Non-U.K.	Total
	$M	$M	$M	$M	$M	$M
At January 1	280.3	36.6	316.9	287.1	49.4	336.5
Interest on plan assets	7.5	1.5	9.0	9.4	2.1	11.5
Actuarial gains	20.4	3.8	24.2	43.7	1.2	44.9
Exchange difference	27.4	—	27.4	(49.8)	—	(49.8)
Contributions from employer	7.0	1.9	8.9	6.0	1.2	7.2
Contributions from plan members	—	—	—	0.1	—	0.1
Administrative expenses	(0.2)	(0.5)	(0.7)	(0.4)	(0.5)	(0.9)
Benefits paid	(16.1)	(2.1)	(18.2)	(15.8)	(2.6)	(18.4)
Settlement credit	—	—	—	—	(14.2)	(14.2)
At December 31	326.3	41.2	367.5	280.3	36.6	316.9
Analysis of movement in the present value of the defined benefit obligations:

	2017	2017	2017	2016	2016	2016
	U.K.	Non-U.K.	Total	U.K.	Non-U.K.	Total
	$M	$M	$M	$M	$M	$M
At January 1	334.8	48.6	383.4	334.4	61.0	395.4
Service cost	—	0.1	0.1	0.3	0.1	0.4
Interest on obligation	8.9	1.9	10.8	10.9	2.6	13.5
Contributions from plan members	—	—	—	0.1	—	0.1
Actuarial gains on financial assumptions	6.9	3.8	10.7	67.5	2.6	70.1
Actuarial gains on plan experience	3.5	0.5	4.0	(3.3)	(0.2)	(3.5)
Exchange difference	31.7	0.3	32.0	(59.3)	(0.1)	(59.4)
Benefits paid	(16.1)	(2.1)	(18.2)	(15.8)	(2.6)	(18.4)
Curtailment credit	—	—	—	—	(14.8)	(14.8)
At December 31	369.7	53.1	422.8	334.8	48.6	383.4

Disclosure of defined benefit plan assumptions
The financial assumptions used in the calculations were:

	Projected Unit Credit Valuation
	U.K.			Non-U.K.
	2017	2016	2015	2017	2016	2015
	%	%	%	%	%	%
Discount rate	2.40	2.60	3.70	3.60	4.20	4.50
Retail Price Inflation	3.10	3.20	3.00	—	—	—
Inflation related assumptions:
Salary inflation	n/a	n/a	4.00	—	—	—
Consumer Price Inflation	2.10	2.20	2.00	—	—	—
Pension increases—pre 6 April 1997	1.90	2.00	1.80	—	—	—
—1997 - 2005	2.10	2.20	2.10	—	—	—
—post 5 April 2005	1.70	1.80	1.70	—	—	—

	2017	2016
Other principal actuarial assumptions:	Years	Years
Life expectancy of male / female in the U.K. aged 65 at accounting date	21.6 / 24.6	21.5 / 24.5
Life expectancy of male / female in the U.K. aged 65 at 20 years after accounting date	23.3 / 26.5	23.2 / 26.4

Disclosure of pension plan expenses
The amounts recognized in the consolidated income statement in respect of the pension plans were as follows:

	2017	2017	2017	2016	2016	2016	2015	2015	2015
	U.K.	Non-U.K.	Total	U.K.	Non-U.K.	Total	U.K.	Non-U.K.	Total
	$M	$M	$M	$M	$M	$M	$M	$M	$M
In respect of defined benefit plans:
Current service cost	—	0.1	0.1	0.3	0.1	0.4	1.4	0.1	1.5
Net interest on net liability	1.4	0.4	1.8	1.5	0.5	2.0	2.5	0.5	3.0
Administrative expenses	0.2	0.5	0.7	0.4	0.5	0.9	1.0	0.3	1.3
Past service credit	—	—	—	—	—	—	(14.9)	—	(14.9)
Curtailment credit	—	—	—	—	(0.6)	(0.6)	(3.3)	—	(3.3)
Total charge / (credit) for defined benefit plans	1.6	1.0	2.6	2.2	0.5	2.7	(13.3)	0.9	(12.4)
In respect of defined contribution plans:
Total charge for defined contribution plans	1.9	2.1	4.0	1.6	2.1	3.7	1.3	1.8	3.1
Total charge / (credit) for pension plans	3.5	3.1	6.6	3.8	2.6	6.4	(12.0)	2.7	(9.3)

Disclosure of value of plan assets
The value of the plans assets were:

	2017	2017	2017	2016	2016	2016
	U.K.	Non-U.K.	Total	U.K.	Non-U.K.	Total
	$M	$M	$M	$M	$M	$M
Assets in active markets:
Equities and growth funds	203.4	22.9	226.3	171.6	20.6	192.2
Government bonds	49.9	—	49.9	44.3	—	44.3
Corporate bonds	72.7	18.3	91.0	64.5	16.0	80.5
Cash	0.3	—	0.3	(0.1)	—	(0.1)
Total market value of assets	326.3	41.2	367.5	280.3	36.6	316.9
Present value of plan liabilities	(369.7)	(53.1)	(422.8)	(334.8)	(48.6)	(383.4)
Deficit in the plans	(43.4)	(11.9)	(55.3)	(54.5)	(12.0)	(66.5)
Related deferred income tax assets	7.8	3.1	10.9	10.2	4.4	14.6
Net pension liabilities	(35.6)	(8.8)	(44.4)	(44.3)	(7.6)	(51.9)

Disclosure of sensitivity analysis for actuarial assumptions
The sensitivities regarding the principal assumptions used to measure the present value of the defined benefit obligations are set out below:

Assumption	Change in assumption	Impact on total defined benefit obligations
Discount rate	Increase/decrease by 1.0%	Decrease/increase by 18%
CPI inflation (and related increases)	Increase/decrease by 1.0%	Increase/decrease by 10%
Post retirement mortality	Increase by 1 year	Increase by 4%